Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Sales	$ 10,015	$ 6,955	$ 5,043
Israel [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	5,611	3,526	2,636
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,809	2,159	1,822
Europe [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	3,361	2,437	2,014
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	2,315	1,305	517
South America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,994	1,095	424
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	2,743	1,876	1,432
Asia [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,123	861	643
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,577	1,186	859
North America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,038	897	757
Others [Member]
Disclosure of geographical areas [Line Items]
Sales	571	429	413
Others [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	61	56	48
Subtotal [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	13,188	8,872	6,522
Intercompany sales [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (3,173)	$ (1,917)	$ (1,479)